ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supervielle Creditos Financial Trust [member]
Disclosure of financial trust [line items]
Securities issued		$ 750,000
Supervielle Creditos Financial Trust [member] | VDF TV A
Disclosure of financial trust [line items]
Original principal amount		712,500
Supervielle Creditos Financial Trust [member] | CP
Disclosure of financial trust [line items]
Original principal amount		37,500
Cordial Compaa Financiera Financial Trust Financial Trust, 20
Disclosure of financial trust [line items]
Securities issued		600,000
Cordial Compaa Financiera Financial Trust Financial Trust, 20 | VDF
Disclosure of financial trust [line items]
Original principal amount		480,000
Cordial Compaa Financiera Financial Trust Financial Trust, 20 | CP
Disclosure of financial trust [line items]
Original principal amount		120,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21
Disclosure of financial trust [line items]
Securities issued		1,000,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21 | VDF
Disclosure of financial trust [line items]
Original principal amount		780,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21 | CP
Disclosure of financial trust [line items]
Original principal amount		220,000
Cordial Compaa Financiera Financial Trust Financial Trust, 22
Disclosure of financial trust [line items]
Securities issued		571,560
Cordial Compaa Financiera Financial Trust Financial Trust, 22 | VDF
Disclosure of financial trust [line items]
Original principal amount		469,260
Cordial Compaa Financiera Financial Trust Financial Trust, 22 | CP
Disclosure of financial trust [line items]
Original principal amount		102,300
Micro Lending Trust Financial Trust, III
Disclosure of financial trust [line items]
Securities issued	$ 39,779	39,779
Micro Lending Trust Financial Trust, III | VDF TV A VDF B
Disclosure of financial trust [line items]
Original principal amount	31,823	31,823
Micro Lending Trust Financial Trust, III | CP
Disclosure of financial trust [line items]
Original principal amount	1,592	1,592
Micro Lending Financial Trusts, IV
Disclosure of financial trust [line items]
Securities issued	40,652	40,652
Micro Lending Financial Trusts, IV | VDF TV A VDF B
Disclosure of financial trust [line items]
Original principal amount	32,522	32,522
Micro Lending Financial Trusts, IV | CP
Disclosure of financial trust [line items]
Original principal amount	$ 1,626	1,626
Micro Lending Financial Trusts, XVIII
Disclosure of financial trust [line items]
Securities issued		119,335
Micro Lending Financial Trusts, XVIII | VDF TV A VDF B
Disclosure of financial trust [line items]
Original principal amount		89,501
Micro Lending Financial Trusts, XVIII | CP
Disclosure of financial trust [line items]
Original principal amount		$ 22,543